Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Related Party [Member]
Related Party Transaction [Line Items]
Total due from related parties	$ 426,909
Total due to related parties	4,778,690	3,005,577
Midea International Co., Ltd [Member]
Related Party Transaction [Line Items]
Total due from related parties	426,909
Tao Ling [Member]
Related Party Transaction [Line Items]
Total due to related parties	263,623
Xiaohong Yin [Member]
Related Party Transaction [Line Items]
Total due to related parties	1,510,488	1,710,347
Bozhen Gong [Member]
Related Party Transaction [Line Items]
Total due to related parties	156,749	68,531
Yun Tan [Member]
Related Party Transaction [Line Items]
Total due to related parties		178,180
Rongxin Ling [Member]
Related Party Transaction [Line Items]
Total due to related parties	356,247	137,061
Peizhen Zhang [Member]
Related Party Transaction [Line Items]
Total due to related parties	270,748	109,649
Ying Ling [Member]
Related Party Transaction [Line Items]
Total due to related parties	85,499	137,061
Jing Ling [Member]
Related Party Transaction [Line Items]
Total due to related parties	142,499
Nanjing Shun yi Jing Electric Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total due to related parties	1,541,837	664,748
Midea International Co., Ltd [Member]
Related Party Transaction [Line Items]
Total due to related parties	$ 451,000